SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of tangible and intangible assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss (note 4.6)		$ 720,000	$ 306,000	$ 4,708,000
Other operating income (expense)	[1]	(720,000)	(306,000)	(4,708,000)
Licenses and internal developments | Internally generated
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss (note 4.6)		$ 720,000	$ 306,000	$ 0

[1]	Includes an impairment of intangibles assets of 720, 306 (note 4.6) and 4,708 (note 4.10) for 2019, 2018 and 2017, respectively.